COMMITMENTS (Detail Textuals 1) (USD $)			3 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Feb. 24, 2012	Feb. 13, 2012	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Mar. 30, 2012 Rights	Dec. 31, 2010 Employment Agreements President and Chief Executive Officer	Jun. 30, 2013 Employment Agreements President and Chief Executive Officer	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer Stock Options	Jun. 30, 2013 Employment Agreements President and Chief Executive Officer Rights	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer Rights	Jun. 30, 2013 Employment Agreements Vice-President and Secretary	Dec. 31, 2012 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary Stock Options	Dec. 31, 2012 Employment Agreements Vice-President and Secretary Rights	Jun. 30, 2013 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2011 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary							$ 125,000	$ 125,000	$ 125,000	$ 125,000				$ 100,000	$ 100,000	$ 100,000			$ 80,000	$ 80,000	$ 80,000
Accrued officer's compensation								335,654	273,154	281,250				173,575	145,658	139,249			135,883	102,550	108,800
Total amount payable to officer									403,413						63,088
Accrued but unpaid officer's compensation									155,921	125,000					11,591	62,500				31,250
Principal and interest amount of promissory notes owed by company to officer									$ 247,492						$ 51,497
Number of rights issued to officer												322,730	322,730					50,470				25,000
Number of common stock shares to be purchased under rights		6,363,674				3,181,837						322,730	322,730					50,470				25,000
Subscription price	5.00					1.25						1.25	1.25					1.25				1.25
Exercise of stock options			(4,000)		(150,000)						100,000						50,000
Exercise price of options exercised by officer			$ 0.68		$ 1.25						$ 1.25						$ 1.25